Significant Accounting Policies - Property and equipment (Details)	12 Months Ended
Dec. 31, 2022
Machinery and equipment
Significant accounting policies
Depreciation rate, property, plant and equipment	10.00%
Vehicles
Significant accounting policies
Depreciation rate, property, plant and equipment	20.00%
Furniture and fixtures
Significant accounting policies
Depreciation rate, property, plant and equipment	10.00%
IT equipment | Minimum
Significant accounting policies
Depreciation rate, property, plant and equipment	20.00%
IT equipment | Maximum
Significant accounting policies
Depreciation rate, property, plant and equipment	33.00%
Facilities
Significant accounting policies
Depreciation rate, property, plant and equipment	10.00%
Leasehold improvements | Minimum
Significant accounting policies
Depreciation rate, property, plant and equipment	20.00%
Leasehold improvements | Maximum
Significant accounting policies
Depreciation rate, property, plant and equipment	33.00%